Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders’ Equity [Abstract]
Schedule of Stock Option Activity

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2025, 2024 and 2023 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:
Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Granted	430,874	2.728
Forfeited	(351,671)	7.767
Exercised	(1,074,162)	0.654
Outstanding as of December 31, 2023	5,057,255	4.543	5.662	2,352,517

Granted	80,000	1.91
Forfeited	(291,124)	6.08
Exercised	(255,756)	0.81
Outstanding as of December 31, 2024	4,590,375	4.62	5.87	1,364,975

Granted	360,000
Forfeited	(471,914)
Exercised	(394,964)
Outstanding as of December 31, 2025	4,083,497	4.38	5.53	326,730

Exercisable as of December 31, 2025	3,577,070	4.71	5.04	326,730

Options available for future grants	1,976,527

Schedule of RSUs Activity

A summary of the Company’s RSUs activity during the years ended December 31, 2025, 2024 and 2023 is as follows:

Numbers of RSUs
RSUs:
Outstanding as of December 31, 2022	2,598,084
Granted	2,908,983
Forfeited	(370,067)
Vested	(895,170)
Outstanding as of December 31, 2023	4,241,830
Granted	4,377,834
Forfeited	(432,018)
Vested	(3,274,523)
Outstanding as of December 31, 2024	4,913,123
Granted	2,755,887
Forfeited	(389,665)
Vested	(4,135,927)
Outstanding as of December 31, 2025	3,143,418

Schedule of Compensation to Employees

The following table sets forth the parameters used in computation of the options compensation to employees and service providers:

	Year ended December 31
	2025	2024	2023

Expected term, in years	5.81	6.11	5.82
Expected volatility	50.38%	51.75%	47%-51.75%
Risk-free interest rate	3.7%	4.23%	4.15%-4.55%
Expected dividend yield	0%	0%	0%

Schedule of Stock-Based Compensation Expense to Employees

The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023

Research and development	$6,025	$9,684	$8,721
Sales and marketing	1,594	2,384	2,229
General and administrative	1,375	2,187	1,786
Cost of revenues	148	287	276

Total stock-based compensation expense	$9,142	$14,542	$13,012